INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 15. INCOME TAXES

Deferred tax assets and valuation allowance

The Company had, subject to limitation, approximately $31 million of net operating loss carryforwards at December 31, 2024, of which approximately $0.67 million will begin expiring in 2034. The remaining balance of approximately $30 million will carry forward indefinitely. A 100% valuation allowance has been provided for the deferred tax benefits resulting from the net operating loss carryover due to a lack of earnings history. In addressing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. The valuation allowance increased by approximately $2.0 million and $3.0 million for the years ended December 31, 2024 and 2023, respectively. Significant components of deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryover	$8,185,845	$6,479,696
Stock compensation	247,574	325,320
Capitalized R&E costs	662,855	525,463
Bad debt expense	203,323	145,777
Other	107,538	58,236
Operating lease liabilities	274,962	79,319
Tax credits	480,724	332,690
Total deferred tax assets	10,162,821	7,946,501
Deferred tax liability:
Right-of-use asset tax liability	$(261,215)	$(77,766)
Depreciation and amortization	(50,463)	(59,248)
Total deferred tax liability	(311,678)	(137,014)
Less: valuation allowance	(9,851,143)	(7,809,487)
	$—	$—

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023, was as follows:

	December 31,
	2024	2023
Tax at federal statutory rate	-21.00%	-21.00%
Permanent differences	0.1%	0.03%
Research and development credits	-0.8%	-0.83%
Deferred balance true-up	0.00%	-16.07%
Change in valuation allowance	21.7%	37.87%
Effective income tax rate	0.00%	0.00%

Unrecognized tax benefits

As of December 31, 2024, and 2023, the Company has unrecognized tax benefits related to tax credits of $281,207 and $249,516, respectively. None of the unrecognized tax benefits as of December 31, 2024, if recognized, would impact the effective tax rate due to the valuation allowance, and no interest or penalties have been recognized. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	December 31,
	2024	2023
Beginning balance	$249,516	$190,228
Deductions based on tax positions related to the prior year	—	30,897
Additions based on tax positions related to the current year	31,691	28,391
Ending balance	$281,207	$249,516